Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of November 2012

Collection Period Start	1-Nov-12	Distribution Date	17-Dec-12
Collection Period End	30-Nov-12	30/360 Days	30
Beg. of Interest Period	15-Nov-12	Actual/360 Days	32
End of Interest Period	17-Dec-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	689,274,268.77	659,362,174.71	0.6254521
Total Securities		1,054,216,867.47	689,274,268.77	659,362,174.71	0.6254521
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	32,302,114.66	23,755,802.07	0.2375580
Class A-2b Notes	0.388000%	250,000,000.00	80,755,286.64	59,389,505.17	0.2375580
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	8,546,312.59	18,842.90	85.4631259	0.1884290
Class A-2b Notes	21,365,781.47	27,851.60	85.4631259	0.1114064
Class A-3 Notes	0.00	293,800.00	0.0000000	0.8666667
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	29,912,094.06	400,427.83

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,609,184.53
Monthly Interest				3,757,817.93
Total Monthly Payments				13,367,002.46

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				335,729.33
Aggregate Sales Proceeds Advance				6,454,011.12
Total Advances				6,789,740.45

Vehicle Disposition Proceeds:
Reallocation Payments				6,593,716.22
Repurchase Payments				409,436.19
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,249,282.93
Excess Wear and Tear and Excess Mileage				50,636.91
Remaining Payoffs				0.00
Net Insurance Proceeds				1,188,244.12
Residual Value Surplus				282,091.67
Total Collections				40,930,150.95

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	4,720,913.22			299
Involuntary Repossession	108,085.00			7
Voluntary Repossession	118,888.00			7
Full Termination	1,611,760.00			106
Bankruptcy	34,070.00			2
Insurance Payoff		1,182,479.44		61
Customer Payoff			215,567.53	12
Grounding Dealer Payoff			9,235,073.46	451
Dealer Purchase			2,609,340.76	120
Total	6,593,716.22	1,182,479.44	12,059,981.75	1,065

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of November 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	36,123	759,258,490.52	7.00000%	689,274,268.77
Total Depreciation Received		(10,136,574.82)		(9,217,057.55)
Principal Amount of Gross Losses	(86)	(1,676,243.72)		(1,514,167.67)
Repurchase / Reallocation	(27)	(457,698.72)		(409,436.19)
Early Terminations	(236)	(4,210,188.65)		(3,828,685.16)
Scheduled Terminations	(853)	(16,380,299.17)		(14,942,747.49)
Pool Balance - End of Period	34,921	726,397,485.44		659,362,174.71

Remaining Pool Balance
Lease Payment				136,572,378.42
Residual Value				522,789,796.29
Total				659,362,174.71

III. DISTRIBUTIONS

Total Collections					40,930,150.95
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					40,930,150.95

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					300,645.59
3. Reimbursement of Sales Proceeds Advance					4,697,379.32
4. Servicing Fee:
Servicing Fee Due					574,395.22
Servicing Fee Paid					574,395.22
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,572,420.13

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					18,842.90

Class A-2 Notes Monthly Interest Paid					18,842.90
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					27,851.60

Class A-2 Notes Monthly Interest Paid					27,851.60
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					293,800.00

Class A-3 Notes Monthly Interest Paid					293,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of November 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	400,427.83
Total Note and Certificate Monthly Interest Paid	400,427.83
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	34,957,302.99

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	29,912,094.06

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	29,912,094.06
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,045,208.93

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of November 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,045,208.93
Gross Reserve Account Balance		20,858,461.94
Remaining Available Collections Released to Seller		5,045,208.93
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		11.27
Monthly Prepayment Speed		36%
Lifetime Prepayment Speed		84%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,530,755.40
Securitization Value of Defaulted Receivables and Casualty Receivables	1,514,167.67	86
Aggregate Defaulted and Casualty Gain (Loss)	16,587.73
Pool Balance at Beginning of Collection Period	689,274,268.77
Net Loss Ratio	0.0024%

Cumulative Net Losses for all Periods	0.0602%	634,446.65

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,991,285.77	214
61-90 Days Delinquent	751,777.35	40
91-120+ Days Delinquent	201,540.64	11
Total Delinquent Receivables:	4,944,603.76	265
60+ Days Delinquencies as Percentage of Receivables	0.14%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	6,332,673.22	405
Securitization Value	6,433,421.96
Aggregate Residual Gain (Loss)	(100,748.74)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	60,515,580.55	3,563
Cumulative Securitization Value	63,455,908.34
Cumulative Residual Gain (Loss)	(2,940,327.79)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		6,252,463.41
Reimbursement of Outstanding Advance		4,697,379.32
Additional Advances for current period		6,454,011.12
Ending Balance of Residual Advance		8,009,095.21

Beginning Balance of Payment Advance		753,112.03
Reimbursement of Outstanding Payment Advance		300,645.59
Additional Payment Advances for current period		335,729.33
Ending Balance of Payment Advance		788,195.77

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of November 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No